INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2019 and 2018, the fund has limited partnership interests in operating limited partnerships, which own or are constructing or rehabilitating operating apartment complexes. The number of operating limited partnerships in which the fund has limited partnership interests at March 31, 2019 and 2018 by series are as follows:

	2019	2018

Series 20	-	2
Series 21	-	-
Series 22	-	3
Series 23	-	3
Series 24	4	5
Series 25	-	-
Series 26	8	9
Series 27	3	3
Series 28	4	5
Series 29	5	7
Series 30	-	5
Series 31	1	8
Series 32	5	6
Series 33	3	3
Series 34	4	4
Series 35	2	2
Series 36	2	3
Series 37	-	1
Series 38	3	4
Series 39	-	-
Series 40	7	9
Series 41	11	12
Series 42	9	11
Series 43	13	17
Series 44	7	7
Series 45	22	26
Series 46	14	14

	127	169

During the year ended March 31, 2019 the Fund disposed of forty two Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2019 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition *	Gain on Disposition

Series 20	2	-	$197,337	$197,337
Series 22	3	-	38,000	38,000
Series 23	3	-	43,500	43,500
Series 24	1	-	23,678	23,678
Series 26	1	-	10,500	10,500
Series 28	1	-	8,500	8,500
Series 29	2	-	122,994	123,094
Series 30	5	-	130,006	195,182
Series 31	7	-	64,500	105,794
Series 32	-	1	539,088	539,088
Series 36	-	1	253,104	253,104
Series 37	-	1	1,062,375	1,062,375
Series 38	1	-	7,000	7,000
Series 40	2	-	62,144	62,144
Series 41	-	1	14,000	14,000
Series 42	2	-	54,322	54,322
Series 43	4	-	401,938	428,020
Series 45	4	-	633,600	633,600

Total	38	4	$3,666,586	$3,799,238

* Partnership proceeds from disposition does not include $100, $65,176, $41,294 and $26,082 which was due to a writeoff of capital contribution payable as of March 31, 2019, for Series 29, Series 30, Series 31 and Series 43, respectively.

During the year ended March 31, 2018 the Fund disposed of forty Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2018 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition *	Gain on Disposition

Series 20	-	1	$42,000	$42,000
Series 21	-	2	67,000	67,000
Series 23	1	-	989,962	989,962
Series 24	1	-	95,000	95,000
Series 25	-	4	97,399	97,399
Series 26	-	4	80,000	80,000
Series 27	1	1	3,291,567	3,291,567
Series 29	1	-	296,608	303,958
Series 30	1	2	236,521	276,484
Series 31	-	2	45,000	45,000
Series 32	1	-	1,677,252	1,677,252
Series 33	1	1	107,890	177,044
Series 35	-	1	2,653,528	2,653,528
Series 37	-	1	1,977	140,415
Series 39	-	1	17,779	17,779
Series 40	-	1	588,952	588,952
Series 41	1	4	1,026,759	1,026,859
Series 42	1	3	427,305	427,305
Series 43	-	2	566,806	566,806
Series 45	1	-	-	-
Series 46	-	-	10,994	10,994

Total	10	30	$12,320,299	$12,575,304

* Partnership proceeds from disposition does not include $7,350, $39,963, $69,154, $138,438 and $100 which was due to a writeoff of capital contribution payable as of March 31, 2018, for Series 29, Series 30, Series 33, Series 37 and Series 41, respectively.

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction or operations. At March 31, 2019 and 2018, contributions are payable to operating limited partnerships as follows:

	2019	2018

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	785	885
Series 30	-	65,176
Series 31	25,000	66,294
Series 32	1,229	1,229
Series 33	-	-
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	-	-
Series 38	-	-
Series 39	-	-
Series 40	102	102
Series 41	-	-
Series 42	254	254
Series 43	-	26,082
Series 44	-	-
Series 45	16,724	16,724
Series 46	-	-

	$44,094	$176,746

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$146,185,323	$-	$-

Acquisition costs of operating limited partnerships	4,651,380	-	-

Cumulative distributions from operating limited partnerships	(1,074,481)	-	-

Cumulative impairment loss in investments in operating limited partnerships	(81,941,888)	-	-

Cumulative losses from operating limited partnerships	(67,820,334)	-	-

Investments in operating limited partnerships per balance sheet	-	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	(609,380)	-	-

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(760,560)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	104,638	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(45,199,768)	-	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	262,332	-	-

Cumulative impairment loss in investments in operating limited partnerships	81,941,888	-	-

Other	(1,947,086)	-	-

Equity per operating limited partnerships’ combined financial statements	$33,792,064	$-	$-

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$-	$-	$2,416,941

Acquisition costs of operating limited partnerships	-	-	239,583

Cumulative distributions from operating limited partnerships	-	-	(21,752)

Cumulative impairment loss in investments in operating limited partnerships	-	-	(857,258)

Cumulative losses from operating limited partnerships	-	-	(1,777,514)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	-	-	(30,158)

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	4,116

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	-	(2,415,659)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	6,688

Cumulative impairment loss in investments in operating limited partnerships	-	-	857,258

Other	-	-	125,165

Equity per operating limited partnerships’ combined financial statements	$-	$-	$(1,544,138)

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$-	$3,670,103	$3,133,255

Acquisition costs of operating limited partnerships	-	556,330	387,469

Cumulative distributions from operating limited partnerships	-	(11,745)	-

Cumulative impairment loss in investments in operating limited partnerships	-	(902,540)	(2,666,917)

Cumulative losses from operating limited partnerships	-	(3,312,148)	(853,807)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	-	(51,000)	-

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	(222,527)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	31,937	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(4,012,484)	(1,072,904)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	171,816	-

Cumulative impairment loss in investments in operating limited partnerships	-	902,540	2,666,917

Other	-	(105,030)	(118,175)

Equity per operating limited partnerships’ combined financial statements	$-	$(3,062,221)	$1,253,311

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$2,481,992	$2,959,240	$-

Acquisition costs of operating limited partnerships	352,236	426,353	-

Cumulative distributions from operating limited partnerships	(4,484)	(11,855)	-

Cumulative impairment loss in investments in operating limited partnerships	(997,758)	(1,417,478)	-

Cumulative losses from operating limited partnerships	(1,831,986)	(1,956,260)	-

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	(12,030)	-	-

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(25,532)	(132,403)	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	36,821	39,537	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,853,366)	(1,837,749)	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	(316)	-

Cumulative impairment loss in investments in operating limited partnerships	997,758	1,417,478	-

Other	(48,259)	169	-

Equity per operating limited partnerships’ combined financial statements	$(904,608)	$(513,284)	$-

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$2,843,378	$10,516,985	$6,465,137

Acquisition costs of operating limited partnerships	386,917	1,107,392	783,763

Cumulative distributions from operating limited partnerships	(6,871)	(36,114)	(3,170)

Cumulative impairment loss in investments in operating limited partnerships	(2,625,111)	(6,697,793)	(5,303,778)

Cumulative losses from operating limited partnerships	(598,313)	(4,890,470)	(1,941,952)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	(25,010)	(160,172)	(81,443)

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	(7,773)	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(816,376)	(3,414,204)	(1,539,871)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	29,991	-

Cumulative impairment loss in investments in operating limited partnerships	2,625,111	6,697,793	5,303,778

Other	1,787	(150,275)	(20,877)

Equity per operating limited partnerships’ combined financial statements	$1,777,739	$3,003,133	$3,661,587

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$6,257,458	$2,705,747	$2,846,605

Acquisition costs of operating limited partnerships	411,337	-	-

Cumulative distributions from operating limited partnerships	(20,308)	-	(14,805)

Cumulative impairment loss in investments in operating limited partnerships	(3,951,725)	(655,940)	(1,706,605)

Cumulative losses from operating limited partnerships	(2,696,762)	(2,049,807)	(1,125,195)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	-	-	-

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,645,561)	(1,935,719)	(846,991)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	3,300	-

Cumulative impairment loss in investments in operating limited partnerships	3,951,725	655,940	1,706,605

Other	(149,197)	(2,891)	(20,867)

Equity per operating limited partnerships’ combined financial statements	$1,868,417	$(1,279,370)	$838,747

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$-	$9,512,801	$-

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	-	(355,859)	-

Cumulative impairment loss in investments in operating limited partnerships	-	(7,290,483)	-

Cumulative losses from operating limited partnerships	-	(1,866,459)	-

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	-	-	-

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(734,179)	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	-

Cumulative impairment loss in investments in operating limited partnerships	-	7,290,483	-

Other	-	(353,737)	-

Equity per operating limited partnerships’ combined financial statements	$-	$6,202,567	$-

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$8,276,597	$7,305,274	$7,042,411

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(22,466)	(28,546)	(5,147)

Cumulative impairment loss in investments in operating limited partnerships	(4,105,952)	(2,478,374)	(2,387,845)

Cumulative losses from operating limited partnerships	(4,148,179)	(4,798,354)	(4,649,419)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	-	(33,807)	(76,678)

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,773,589)	(3,144,452)	(3,905,092)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	22,950	-	-

Cumulative impairment loss in investments in operating limited partnerships	4,105,952	2,478,374	2,387,845

Other	(70,989)	(423,567)	(61,319)

Equity per operating limited partnerships’ combined financial statements	$2,284,324	$(1,123,452)	$(1,655,244)

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$12,608,955	$13,739,925	$21,457,926

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(66,852)	(49,115)	(215,013)

Cumulative impairment loss in investments in operating limited partnerships	(6,096,126)	(5,623,448)	(13,081,629)

Cumulative losses from operating limited partnerships	(6,445,977)	(8,067,362)	(8,161,284)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	(2,268)	-	(129,725)

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,814,507)	(4,594,041)	(3,895,594)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	23,309

Cumulative impairment loss in investments in operating limited partnerships	6,096,126	5,623,448	13,081,629

Other	(55,696)	(145,242)	(229,428)

Equity per operating limited partnerships’ combined financial statements	$2,223,655	$884,165	$8,850,191

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,944,593

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(200,379)

Cumulative impairment loss in investments in operating limited partnerships	(13,095,128)

Cumulative losses from operating limited partnerships	(6,649,086)

Investments in operating limited partnerships per balance sheet	-

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	(7,089)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,947,430)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	13,095,128

Other	(118,658)

Equity per operating limited partnerships’ combined financial statements	$11,026,545

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$184,987,233	$801,709	$-

Acquisition costs of operating limited partnerships	6,519,915	113,727	-

Cumulative distributions from operating limited partnerships	(1,524,276)	-	-

Cumulative impairment loss in investments in operating limited partnerships	(101,705,964)	(337,192)	-

Cumulative losses from operating limited partnerships	(88,276,908)	(578,244)	-

Investments in operating limited partnerships per balance sheet	-	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	(752,340)	-	-

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(1,014,542)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	110,689	144	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(54,135,331)	(346,427)	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	298,325	-	-

Cumulative impairment loss in investments in operating limited partnerships	101,705,964	337,192	-

Other	(1,537,638)	(3,038)	-

Equity per operating limited partnerships’ combined financial statements	$44,675,127	$(12,129)	$-

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$755,045	$652,559	$2,609,877

Acquisition costs of operating limited partnerships	78,016	101,606	270,834

Cumulative distributions from operating limited partnerships	-	-	(21,752)

Cumulative impairment loss in investments in operating limited partnerships	(325,787)	(554,366)	(1,018,072)

Cumulative losses from operating limited partnerships	(507,274)	(199,799)	(1,840,887)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	-	-	(30,158)

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(39,009)	(62,597)	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	7,927	(5,691)	5,141

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(917,196)	(278,856)	(2,244,208)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	34,901	6,688

Cumulative impairment loss in investments in operating limited partnerships	325,787	554,366	1,018,072

Other	1,126	(4,235)	125,715

Equity per operating limited partnerships’ combined financial statements	$(621,365)	$237,888	$(1,210,298)

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$-	$3,935,123	$3,133,255

Acquisition costs of operating limited partnerships	-	594,449	387,469

Cumulative distributions from operating limited partnerships	-	(11,745)	-

Cumulative impairment loss in investments in operating limited partnerships	-	(902,540)	(2,626,423)

Cumulative losses from operating limited partnerships	-	(3,615,287)	(894,301)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	-	(51,000)	-

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(38,119)	(222,527)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	28,901	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(3,965,540)	(925,221)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	171,816	-

Cumulative impairment loss in investments in operating limited partnerships	-	902,540	2,626,423

Other	-	(88,729)	(105,509)

Equity per operating limited partnerships’ combined financial statements	$-	$(3,040,131)	$1,373,166

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$2,736,848	$6,015,021	$3,419,639

Acquisition costs of operating limited partnerships	388,894	869,863	370,248

Cumulative distributions from operating limited partnerships	(5,079)	(14,324)	(22,837)

Cumulative impairment loss in investments in operating limited partnerships	(973,150)	(2,645,150)	(1,571,164)

Cumulative losses from operating limited partnerships	(2,147,513)	(4,225,410)	(2,195,886)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	(12,030)	-	(71,585)

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,189)	(132,403)	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	33,990	39,537	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,012,890)	(2,943,963)	(1,447,713)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	(316)	1,092

Cumulative impairment loss in investments in operating limited partnerships	973,150	2,645,150	1,571,164

Other	(47,411)	(33,985)	(12,117)

Equity per operating limited partnerships’ combined financial statements	$(1,127,380)	$(425,980)	$40,841

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$5,325,826	$12,481,943	$6,465,137

Acquisition costs of operating limited partnerships	744,060	1,405,649	783,763

Cumulative distributions from operating limited partnerships	(29,962)	(44,114)	(3,170)

Cumulative impairment loss in investments in operating limited partnerships	(3,106,050)	(8,016,312)	(5,228,587)

Cumulative losses from operating limited partnerships	(2,933,874)	(5,827,166)	(2,017,143)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	(47,462)	(160,172)	(81,443)

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	740	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,336,809)	(3,691,664)	(1,423,036)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	29,991	-

Cumulative impairment loss in investments in operating limited partnerships	3,106,050	8,016,312	5,228,587

Other	(44,918)	225,300	(18,341)

Equity per operating limited partnerships’ combined financial statements	$(399,999)	$4,419,767	$3,705,767

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$6,257,458	$2,705,747	$4,276,900

Acquisition costs of operating limited partnerships	411,337	-	-

Cumulative distributions from operating limited partnerships	(20,308)	-	(27,291)

Cumulative impairment loss in investments in operating limited partnerships	(3,951,725)	(754,520)	(2,406,542)

Cumulative losses from operating limited partnerships	(2,696,762)	(1,951,227)	(1,843,067)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	-	-	-

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,445,856)	(2,119,964)	(1,076,427)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	3,300	-

Cumulative impairment loss in investments in operating limited partnerships	3,951,725	754,520	2,406,542

Other	(143,671)	5	(37,008)

Equity per operating limited partnerships’ combined financial statements	$2,073,648	$(1,362,139)	$1,293,107

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$6,003,938	$9,815,140	$-

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(65,908)	(359,635)	-

Cumulative impairment loss in investments in operating limited partnerships	(3,023,930)	(7,249,126)	-

Cumulative losses from operating limited partnerships	(2,914,100)	(2,206,379)	-

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	-	-	-

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,295,610)	(890,820)	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	-

Cumulative impairment loss in investments in operating limited partnerships	3,023,930	7,249,126	-

Other	(65,834)	(269,977)	-

Equity per operating limited partnerships’ combined financial statements	$1,662,486	$6,088,329	$-

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$10,870,415	$9,423,231	$9,955,057

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(22,466)	(28,546)	(13,231)

Cumulative impairment loss in investments in operating limited partnerships	(5,308,127)	(3,548,252)	(4,092,870)

Cumulative losses from operating limited partnerships	(5,539,822)	(5,846,433)	(5,848,956)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	(16,841)	(33,807)	(76,678)

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,760,624)	(3,298,857)	(3,931,656)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	22,950	-	-

Cumulative impairment loss in investments in operating limited partnerships	5,308,127	3,548,252	4,092,870

Other	(74,329)	(386,974)	(45,152)

Equity per operating limited partnerships’ combined financial statements	$2,479,283	$(171,386)	$39,384

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$18,263,440	$13,739,925	$25,399,407

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(264,057)	(49,115)	(320,357)

Cumulative impairment loss in investments in operating limited partnerships	(8,893,106)	(5,557,696)	(16,583,879)

Cumulative losses from operating limited partnerships	(9,106,277)	(8,133,114)	(8,495,171)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	(34,350)	-	(129,725)

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,470,306)	(4,653,305)	(3,073,662)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	23,309

Cumulative impairment loss in investments in operating limited partnerships	8,893,106	5,557,696	16,583,879

Other	(91,726)	(119,646)	(219,562)

Equity per operating limited partnerships’ combined financial statements	$4,296,724	$784,745	$13,184,239

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,944,593

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(200,379)

Cumulative impairment loss in investments in operating limited partnerships	(13,031,398)

Cumulative losses from operating limited partnerships	(6,712,816)

Investments in operating limited partnerships per balance sheet	-

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(7,089)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,584,721)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	13,031,398

Other	(77,622)

Equity per operating limited partnerships’ combined financial statements	$11,366,560

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$197,100,959	$-	$-
Land	22,937,337	-	-
Other assets	33,846,411	-	-

	$253,884,707	$-	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$191,200,068	$-	$-
Accounts payable and accrued expenses	9,975,493	-	-
Other liabilities	26,028,417	-	-

	227,203,978	-	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	33,792,064	-	-
Other partners	(7,111,335)	-	-

	26,680,729	-	-

	$253,884,707	$-	$-

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$-	$-	$1,991,191
Land	-	-	457,938
Other assets	-	-	407,672

	$-	$-	$2,856,801

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$-	$-	$3,923,396
Accounts payable and accrued expenses	-	-	130,124
Other liabilities	-	-	409,636

	-	-	4,463,156
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	-	-	(1,544,138)
Other partners	-	-	(62,217)

	-	-	(1,606,355)

	$-	$-	$2,856,801

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$-	$4,332,974	$3,998,486
Land	-	442,610	410,981
Other assets	-	607,731	488,882

	$-	$5,383,315	$4,898,349

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$-	$5,967,385	$2,267,557
Accounts payable and accrued expenses	-	1,598,872	254,518
Other liabilities	-	1,156,419	490,686

	-	8,722,676	3,012,761
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	-	(3,062,221)	1,253,311
Other partners	-	(277,140)	632,277

	-	(3,339,361)	1,885,588

	$-	$5,383,315	$4,898,349

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,273,500	$2,870,658	$-
Land	245,300	87,498	-
Other assets	464,722	702,010	-

	$3,983,522	$3,660,166	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,654,957	$3,313,626	$-
Accounts payable and accrued expenses	175,841	378,490	-
Other liabilities	1,182,788	836,935	-

	5,013,586	4,529,051	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(904,608)	(513,284)	-
Other partners	(125,456)	(355,601)	-

	(1,030,064)	(868,885)	-

	$3,983,522	$3,660,166	$-

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$2,585,289	$10,147,724	$9,480,310
Land	307,860	939,823	1,048,536
Other assets	555,556	1,671,783	984,832

	$3,448,705	$12,759,330	$11,513,678

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$1,487,376	$5,716,259	$4,815,193
Accounts payable and accrued expenses	89,225	1,220,258	116,989
Other liabilities	107,586	875,527	193,532

	1,684,187	7,812,044	5,125,714
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,777,739	3,003,133	3,661,587
Other partners	(13,221)	1,944,153	2,726,377

	1,764,518	4,947,286	6,387,964

	$3,448,705	$12,759,330	$11,513,678

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$4,437,159	$3,203,963	$1,967,412
Land	230,576	424,178	354,800
Other assets	1,134,143	918,250	380,102

	$5,801,878	$4,546,391	$2,702,314

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,169,071	$3,834,148	$1,112,718
Accounts payable and accrued expenses	326,900	92,374	590,623
Other liabilities	712,721	2,486,043	244,743

	4,208,692	6,412,565	1,948,084
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,868,417	(1,279,370)	838,747
Other partners	(275,231)	(586,804)	(84,517)

	1,593,186	(1,866,174)	754,230

	$5,801,878	$4,546,391	$2,702,314

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$-	$6,515,364	$-
Land	-	610,216	-
Other assets	-	788,437	-

	$-	$7,914,017	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$-	$3,404,912	$-
Accounts payable and accrued expenses	-	127,011	-
Other liabilities	-	594,710	-

	-	4,126,633	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	-	6,202,567	-
Other partners	-	(2,415,183)	-

	-	3,787,384	-

	$-	$7,914,017	$-

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$9,031,855	$12,779,333	$14,769,854
Land	462,304	2,774,784	3,691,228
Other assets	1,110,375	3,024,330	3,142,747

	$10,604,534	$18,578,447	$21,603,829

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$7,429,378	$19,298,461	$20,538,940
Accounts payable and accrued expenses	353,076	872,449	1,856,715
Other liabilities	537,180	580,407	1,884,979

	8,319,634	20,751,317	24,280,634
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,284,324	(1,123,452)	(1,655,244)
Other partners	576	(1,049,418)	(1,021,561)

	2,284,900	(2,172,870)	(2,676,805)

	$10,604,534	$18,578,447	$21,603,829

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$18,191,253	$28,818,747	$30,055,911
Land	2,444,419	3,008,317	3,047,910
Other assets	3,614,292	4,050,502	5,800,769

	$24,249,964	$35,877,566	$38,904,590

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$21,560,164	$35,641,825	$25,226,510
Accounts payable and accrued expenses	345,504	300,613	728,743
Other liabilities	3,658,086	4,990,042	2,469,639

	25,563,754	40,932,480	28,424,892
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,223,655	884,165	8,850,191
Other partners	(3,537,445)	(5,939,079)	1,629,507

	(1,313,790)	(5,054,914)	10,479,698

	$24,249,964	$35,877,566	$38,904,590

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$28,649,976
Land	1,948,059
Other assets	3,999,276

$34,597,311

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$18,838,192
Accounts payable and accrued expenses	417,168
Other liabilities	2,616,758

21,872,118
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,026,545
Other partners	1,698,648

12,725,193

$34,597,311

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2017 are as follows:

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$249,209,773	$1,460,271	$-
Land	27,147,517	121,238	-
Other assets	39,106,718	541,654	-

	$315,464,008	$2,123,163	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$234,642,083	$1,827,138	$-
Accounts payable and accrued expenses	12,444,674	82,131	-
Other liabilities	29,381,746	44,740	-

	276,468,503	1,954,009	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	44,675,127	(12,129)	-
Other partners	(5,679,622)	181,283	-

	38,995,505	169,154	-

	$315,464,008	$2,123,163	$-

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,793,608	$2,046,782	$2,369,663
Land	426,603	389,075	527,938
Other assets	1,033,547	991,609	447,400

	$3,253,758	$3,427,466	$3,345,001

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,791,955	$3,088,788	$4,032,540
Accounts payable and accrued expenses	112,473	99,536	132,642
Other liabilities	51,431	38,141	408,586

	3,955,859	3,226,465	4,573,768
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(621,365)	237,888	(1,210,298)
Other partners	(80,736)	(36,887)	(18,469)

	(702,101)	201,001	(1,228,767)

	$3,253,758	$3,427,466	$3,345,001

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$-	$4,879,803	$4,254,056
Land	-	462,610	410,981
Other assets	-	772,068	400,890

	$-	$6,114,481	$5,065,927

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$-	$6,904,332	$2,409,239
Accounts payable and accrued expenses	-	1,486,077	235,966
Other liabilities	-	1,095,335	460,815

	-	9,485,744	3,106,020
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	-	(3,040,131)	1,373,166
Other partners	-	(331,132)	586,741

	-	(3,371,263)	1,959,907

	$-	$6,114,481	$5,065,927

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,755,398	$6,106,858	$4,315,605
Land	251,300	414,245	305,500
Other assets	482,629	1,056,737	671,879

	$4,489,327	$7,577,840	$5,292,984

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$4,478,673	$5,671,239	$4,454,001
Accounts payable and accrued expenses	169,655	874,253	236,951
Other liabilities	1,115,613	1,747,302	413,484

	5,763,941	8,292,794	5,104,436
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,127,380)	(425,980)	40,841
Other partners	(147,234)	(288,974)	147,707

	(1,274,614)	(714,954)	188,548

	$4,489,327	$7,577,840	$5,292,984

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$6,411,391	$12,082,984	$9,945,410
Land	679,013	1,039,323	1,048,536
Other assets	1,227,670	1,704,002	819,007

	$8,318,074	$14,826,309	$11,812,953

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$8,155,638	$6,305,907	$5,038,209
Accounts payable and accrued expenses	562,436	1,134,284	94,290
Other liabilities	347,897	900,912	202,248

	9,065,971	8,341,103	5,334,747
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(399,999)	4,419,767	3,705,767
Other partners	(347,898)	2,065,439	2,772,439

	(747,897)	6,485,206	6,478,206

	$8,318,074	$14,826,309	$11,812,953

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$4,664,921	$3,402,696	$5,018,234
Land	230,576	424,178	655,300
Other assets	1,160,601	774,344	692,934

	$6,056,098	$4,601,218	$6,366,468

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,222,586	$3,914,272	$3,390,303
Accounts payable and accrued expenses	236,580	105,814	642,979
Other liabilities	777,336	2,530,084	319,267

	4,236,502	6,550,170	4,352,549
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,073,648	(1,362,139)	1,293,107
Other partners	(254,052)	(586,813)	720,812

	1,819,596	(1,948,952)	2,013,919

	$6,056,098	$4,601,218	$6,366,468

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$2,938,976	$7,232,837	$-
Land	300,500	670,346	-
Other assets	363,761	1,069,314	-

	$3,603,237	$8,972,497	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$2,226,066	$4,372,730	$-
Accounts payable and accrued expenses	113,657	110,235	-
Other liabilities	75,800	570,658	-

	2,415,523	5,053,623	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,662,486	6,088,329	-
Other partners	(474,772)	(2,169,455)	-

	1,187,714	3,918,874	-

	$3,603,237	$8,972,497	$-

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$11,886,926	$15,806,500	$18,204,788
Land	533,804	2,809,784	4,017,885
Other assets	1,262,627	3,213,204	3,343,171

	$13,683,357	$21,829,488	$25,565,844

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$8,860,117	$20,947,647	$22,140,649
Accounts payable and accrued expenses	950,497	949,825	2,232,722
Other liabilities	1,304,968	1,063,816	1,866,089

	11,115,582	22,961,288	26,239,460
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,479,283	(171,386)	39,384
Other partners	88,492	(960,414)	(713,000)

	2,567,775	(1,131,800)	(673,616)

	$13,683,357	$21,829,488	$25,565,844

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$24,334,517	$30,064,552	$36,333,189
Land	2,922,696	3,008,317	3,549,710
Other assets	3,682,350	3,564,066	6,347,963

	$30,939,563	$36,636,935	$46,230,862

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$25,879,896	$36,344,684	$28,098,216
Accounts payable and accrued expenses	469,666	307,798	766,948
Other liabilities	3,952,081	4,931,290	2,521,398

	30,301,643	41,583,772	31,386,562
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,296,724	784,745	13,184,239
Other partners	(3,658,804)	(5,731,582)	1,660,061

	637,920	(4,946,837)	14,844,300

	$30,939,563	$36,636,935	$46,230,862

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$29,899,808
Land	1,948,059
Other assets	3,483,291

$35,331,158

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$19,087,258
Accounts payable and accrued expenses	337,259
Other liabilities	2,642,455

22,066,972
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,366,560
Other partners	1,897,626

13,264,186

$35,331,158

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2018 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$50,451,711	$-	$-
Interest and other	1,587,643	-	-

	52,039,354	-	-
Expenses
Interest	8,234,492	-	-
Depreciation and amortization	12,007,952	-	-
Taxes and insurance	6,256,895	-	-
Repairs and maintenance	11,352,772	-	-
Operating expenses	17,310,943	-	-
Other expenses	1,457,421	-	-

	56,620,475	-	-

NET INCOME (LOSS)	$(4,581,121)	$-	$-

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(5,185,654)	$-	$-

Net income (loss) allocated to other partners	$604,533	$-	$-

	Series 22	Series 23	Series 24
Revenue
Rent	$-	$-	$1,012,959
Interest and other	-	-	48,038

	-	-	1,060,997
Expenses
Interest	-	-	113,914
Depreciation and amortization	-	-	306,638
Taxes and insurance	-	-	106,166
Repairs and maintenance	-	-	332,956
Operating expenses	-	-	408,091
Other expenses	-	-	10,000

	-	-	1,277,765

NET INCOME (LOSS)	$-	$-	$(216,768)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$-	$-	$(175,680)

Net income (loss) allocated to other partners	$-	$-	$(41,088)

	Series 25	Series 26	Series 27
Revenue
Rent	$-	$1,210,423	$1,110,742
Interest and other	-	19,012	25,945

	-	1,229,435	1,136,687
Expenses
Interest	-	213,765	64,653
Depreciation and amortization	-	314,575	257,130
Taxes and insurance	-	188,495	172,817
Repairs and maintenance	-	349,551	280,360
Operating expenses	-	584,845	390,111
Other expenses	-	15,500	3,825

	-	1,666,731	1,168,896

NET INCOME (LOSS)	$-	$(437,296)	$(32,209)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$-	$(432,921)	$(147,683)

Net income (loss) allocated to other partners	$-	$(4,375)	$115,474

	Series 28	Series 29	Series 30
Revenue
Rent	$838,501	$928,455	$-
Interest and other	25,742	87,966	-

	864,243	1,016,421	-
Expenses
Interest	125,154	159,305	-
Depreciation and amortization	182,092	184,650	-
Taxes and insurance	117,539	143,326	-
Repairs and maintenance	174,613	194,049	-
Operating expenses	378,450	481,395	-
Other expenses	-	24,551	-

	977,848	1,187,276	-

NET INCOME (LOSS)	$(113,605)	$(170,855)	$-

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(161,011)	$(169,826)	$-

Net income (loss) allocated to other partners	$47,406	$(1,029)	$-

	Series 31	Series 32	Series 33
Revenue
Rent	$520,952	$2,125,690	$2,123,512
Interest and other	15,321	40,082	64,665

	536,273	2,165,772	2,188,177
Expenses
Interest	24,047	354,715	315,579
Depreciation and amortization	135,737	581,935	466,660
Taxes and insurance	94,337	276,332	260,877
Repairs and maintenance	83,815	407,881	395,354
Operating expenses	269,449	848,520	721,209
Other expenses	6,100	131,212	99,230

	613,485	2,600,595	2,258,909

NET INCOME (LOSS)	$(77,212)	$(434,823)	$(70,732)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(77,135)	$(377,975)	$(116,835)

Net income (loss) allocated to other partners	$(77)	$(56,848)	$46,103

	Series 34	Series 35	Series 36
Revenue
Rent	$984,013	$1,134,069	$474,857
Interest and other	65,575	56,021	3,692

	1,049,588	1,190,090	478,549
Expenses
Interest	120,327	171,539	87,349
Depreciation and amortization	273,862	325,733	111,846
Taxes and insurance	169,072	129,473	85,875
Repairs and maintenance	380,870	144,621	85,689
Operating expenses	305,776	313,050	162,565
Other expenses	-	20,000	12,000

	1,249,907	1,104,416	545,324

NET INCOME (LOSS)	$(200,319)	$85,674	$(66,775)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(200,222)	$(1,249)	$(89,838)

Net income (loss) allocated to other partners	$(97)	$86,923	$23,063

	Series 37	Series 38	Series 39
Revenue
Rent	$-	$1,741,465	$-
Interest and other	-	26,897	-

	-	1,768,362	-
Expenses
Interest	-	216,344	-
Depreciation and amortization	-	311,029	-
Taxes and insurance	-	203,609	-
Repairs and maintenance	-	317,006	-
Operating expenses	-	654,087	-
Other expenses	-	19,900	-

	-	1,721,975	-

NET INCOME (LOSS)	$-	$46,387	$-

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$-	$(47,462)	$-

Net income (loss) allocated to other partners	$-	$93,849	$-

	Series 40	Series 41	Series 42
Revenue
Rent	$1,912,038	$3,956,527	$4,767,682
Interest and other	38,652	70,323	115,593

	1,950,690	4,026,850	4,883,275
Expenses
Interest	299,350	629,213	955,869
Depreciation and amortization	507,268	831,254	1,095,414
Taxes and insurance	268,714	576,581	652,668
Repairs and maintenance	455,008	840,957	1,058,354
Operating expenses	677,107	1,125,706	1,305,148
Other expenses	27,938	335,833	344,023

	2,235,385	4,339,544	5,411,476

NET INCOME (LOSS)	$(284,695)	$(312,694)	$(528,201)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(245,256)	$(378,620)	$(474,867)

Net income (loss) allocated to other partners	$(39,439)	$65,926	$(53,334)

	Series 43	Series 44	Series 45
Revenue
Rent	$5,125,609	$8,245,130	$6,955,334
Interest and other	295,823	324,865	170,310

	5,421,432	8,569,995	7,125,644
Expenses
Interest	731,652	1,796,793	838,574
Depreciation and amortization	1,354,544	1,721,158	1,777,685
Taxes and insurance	650,744	565,143	845,555
Repairs and maintenance	1,449,668	1,738,743	1,871,816
Operating expenses	1,892,430	2,525,291	2,512,273
Other expenses	40,549	94,330	243,209

	6,119,587	8,441,458	8,089,112

NET INCOME (LOSS)	$(698,155)	$128,537	$(963,468)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(382,848)	$(362,927)	$(932,857)

Net income (loss) allocated to other partners	$(315,307)	$491,464	$(30,611)

Series 46
Revenue
Rent	$5,283,753
Interest and other	93,121

5,376,874
Expenses
Interest	1,016,350
Depreciation and amortization	1,268,742
Taxes and insurance	749,572
Repairs and maintenance	791,461
Operating expenses	1,755,440
Other expenses	29,221

5,610,786

NET INCOME (LOSS)	$(233,912)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(410,442)

Net income (loss) allocated to other partners	$176,530

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2017 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2017 are as follows:

	Total	Series 20	Series 21
Revenue
Rent	$59,398,750	$701,243	$-
Interest and other	2,081,320	34,131	-

	61,480,070	735,374	-
Expenses
Interest	9,976,398	40,916	-
Depreciation and amortization	15,520,004	190,051	-
Taxes and insurance	7,048,627	84,929	-
Repairs and maintenance	13,245,533	223,413	-
Operating expenses	20,924,826	280,254	-
Other expenses	1,657,987	15,151	-

	68,373,375	834,714	-

NET INCOME (LOSS)	$(6,893,305)	$(99,340)	$-

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(6,894,299)	$(41,124)	$-

Net income (loss) allocated to other partners	$994	$(58,216)	$-

	Series 22	Series 23	Series 24
Revenue
Rent	$777,464	$676,191	$1,046,817
Interest and other	25,569	29,562	33,804

	803,033	705,753	1,080,621
Expenses
Interest	67,480	53,752	114,978
Depreciation and amortization	166,676	147,788	327,920
Taxes and insurance	109,531	114,432	105,929
Repairs and maintenance	246,890	195,543	312,137
Operating expenses	284,562	241,378	425,363
Other expenses	26,664	23,314	11,000

	901,803	776,207	1,297,327

NET INCOME (LOSS)	$(98,770)	$(70,454)	$(216,706)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(61,031)	$(36,752)	$(164,872)

Net income (loss) allocated to other partners	$(37,739)	$(33,702)	$(51,834)

	Series 25	Series 26	Series 27
Revenue
Rent	$-	$1,404,161	$1,102,641
Interest and other	-	19,444	33,171

	-	1,423,605	1,135,812
Expenses
Interest	-	253,767	70,722
Depreciation and amortization	-	358,807	255,283
Taxes and insurance	-	199,939	155,332
Repairs and maintenance	-	352,166	264,890
Operating expenses	-	612,472	409,198
Other expenses	-	15,500	3,738

	-	1,792,651	1,159,163

NET INCOME (LOSS)	$-	$(369,046)	$(23,351)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$-	$(366,786)	$(122,997)

Net income (loss) allocated to other partners	$-	$(2,260)	$99,646

	Series 28	Series 29	Series 30
Revenue
Rent	$975,117	$1,634,250	$939,076
Interest and other	47,573	51,201	23,518

	1,022,690	1,685,451	962,594
Expenses
Interest	159,861	373,340	84,542
Depreciation and amortization	228,061	354,571	242,960
Taxes and insurance	128,754	222,567	121,506
Repairs and maintenance	210,652	369,821	208,871
Operating expenses	447,746	607,139	418,238
Other expenses	-	22,800	35,405

	1,175,074	1,950,238	1,111,522

NET INCOME (LOSS)	$(152,384)	$(264,787)	$(148,928)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(195,312)	$(282,525)	$(144,991)

Net income (loss) allocated to other partners	$42,928	$17,738	$(3,937)

	Series 31	Series 32	Series 33
Revenue
Rent	$1,348,492	$2,428,492	$2,100,839
Interest and other	43,915	52,192	69,087

	1,392,407	2,480,684	2,169,926
Expenses
Interest	105,031	417,115	332,490
Depreciation and amortization	484,843	718,635	464,936
Taxes and insurance	235,144	307,332	245,656
Repairs and maintenance	271,520	585,210	471,398
Operating expenses	801,235	818,716	731,323
Other expenses	6,100	280,402	109,922

	1,903,873	3,127,410	2,355,725

NET INCOME (LOSS)	$(511,466)	$(646,726)	$(185,799)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(508,072)	$(529,903)	$(166,677)

Net income (loss) allocated to other partners	$(3,394)	$(116,823)	$(19,122)

	Series 34	Series 35	Series 36
Revenue
Rent	$990,022	$1,109,868	$1,404,270
Interest and other	50,401	56,608	96,136

	1,040,423	1,166,476	1,500,406
Expenses
Interest	115,831	166,488	245,431
Depreciation and amortization	274,190	322,312	400,320
Taxes and insurance	142,435	125,565	207,765
Repairs and maintenance	271,381	146,852	240,660
Operating expenses	328,145	315,137	536,516
Other expenses	-	20,000	33,240

	1,131,982	1,096,354	1,663,932

NET INCOME (LOSS)	$(91,559)	$70,122	$(163,526)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(131,700)	$(28,464)	$(105,544)

Net income (loss) allocated to other partners	$40,141	$98,586	$(57,982)

	Series 37	Series 38	Series 39
Revenue
Rent	$926,321	$1,815,067	$-
Interest and other	94,968	32,993	-

	1,021,289	1,848,060	-
Expenses
Interest	154,787	237,109	-
Depreciation and amortization	288,474	351,840	-
Taxes and insurance	123,765	208,711	-
Repairs and maintenance	126,872	340,146	-
Operating expenses	394,926	663,366	-
Other expenses	21,240	18,000	-

	1,110,064	1,819,172	-

NET INCOME (LOSS)	$(88,775)	$28,888	$-

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(71,171)	$(60,830)	$-

Net income (loss) allocated to other partners	$(17,604)	$89,718	$-

	Series 40	Series 41	Series 42
Revenue
Rent	$2,283,836	$4,412,627	$5,090,021
Interest and other	62,781	84,421	137,483

	2,346,617	4,497,048	5,227,504
Expenses
Interest	409,713	839,230	1,054,603
Depreciation and amortization	658,520	959,310	1,250,104
Taxes and insurance	265,802	594,085	660,648
Repairs and maintenance	648,664	908,083	1,189,295
Operating expenses	907,664	1,295,534	1,375,366
Other expenses	40,662	285,669	293,209

	2,931,025	4,881,911	5,823,225

NET INCOME (LOSS)	$(584,408)	$(384,863)	$(595,721)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(529,771)	$(453,901)	$(579,351)

Net income (loss) allocated to other partners	$(54,637)	$69,038	$(16,370)

	Series 43	Series 44	Series 45
Revenue
Rent	$5,672,841	$7,803,146	$7,720,272
Interest and other	322,373	299,178	181,028

	5,995,214	8,102,324	7,901,300
Expenses
Interest	859,783	1,856,141	969,028
Depreciation and amortization	1,864,267	1,852,534	2,091,134
Taxes and insurance	680,940	516,078	759,561
Repairs and maintenance	1,397,953	1,519,781	1,901,521
Operating expenses	2,113,375	2,512,418	2,804,275
Other expenses	45,619	68,979	237,099

	6,961,937	8,325,931	8,762,618

NET INCOME (LOSS)	$(966,723)	$(223,607)	$(861,318)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(638,082)	$(407,845)	$(897,088)

Net income (loss) allocated to other partners	$(328,641)	$184,238	$35,770

Series 46
Revenue
Rent	$5,035,676
Interest and other	199,783

5,235,459
Expenses
Interest	994,260
Depreciation and amortization	1,266,468
Taxes and insurance	732,221
Repairs and maintenance	841,814
Operating expenses	1,600,480
Other expenses	44,274

5,479,517

NET INCOME (LOSS)	$(244,058)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(369,510)

Net income (loss) allocated to other partners	$125,452